M O N A R C H F U N D S
--------------------------------------
--------------------------------------

Treasury Cash Fund
Government Cash Fund
Cash Fund
                               SEMI-ANNUAL REPORT
                               February 28, 1998
--------------------------------------------------------------------------------
Dear Shareholders:

Monarch Funds reached several milestones in 1997. Total assets in the Funds reached just over $1 billion on December 24, 1997. Assets have continued to rise since then, exceeding $1.3 billion in early February. In addition, our oldest fund and performance leader, Government Cash Fund Universal Shares, marked its 5th anniversary at the end of October, and was ranked #1 for total return out of 70 funds in the Government-Only Institutions-Only category tracked by IBC Financial Data, Inc.'s MONEY FUND REPORT AVERAGES-TM- for the five years ended December 31, 1997, and ranked #4 of 163 funds for the 1997 calendar year. As always, WE REMIND YOU THAT INVESTMENT RETURN WILL FLUCTUATE AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

We seek to provide investors with high yields and a constant $1.00 net asset value through prudent investment management. For the past year, the portfolio manager has kept average maturities relatively short in order to maintain liquidity for any sudden withdrawals or changes in Federal Reserve Policy.

Our commitment to you was strengthened further on January 2, 1998, when Forum Investment Advisors, LLC, became investment adviser to the Core Trust (Delaware) master portfolios in which your Funds invest. While the adviser's name has changed, the professionals providing portfolio management services to your Funds have not. Forum acquired Linden Asset Management, Inc., adviser since the Funds' inception, and has retained Linden's founder as a member of its team of professionals.

As we head into our 6th year of operations, we remain committed to helping you meet your financial goals. The management of Monarch Funds and I thank you for your continued confidence.

                                         Sincerely,
                                         John Y. Keffer
                                         Chairman

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS
---------------------------------------------------------
Statements of Assets and Liabilities..........          2
Statements of Operations......................          3
Statements of Changes in Net Assets...........          4
Financial Highlights..........................          5
Notes to Financial Statements.................          6
FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)
---------------------------------------------------------
Schedules of Investments......................         10
Statements of Assets and Liabilities..........         13
Statements of Operations......................         14
Statements of Changes in Net Assets...........         15
Notes to Financial Statements.................         16

--------------------------------------------------------------------------------

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS.

MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                     TREASURY       GOVERNMENT
                                                                       CASH            CASH             CASH
                                                                       FUND            FUND             FUND
                                                                  --------------  ---------------  --------------
ASSETS:
  Investment in Portfolios of Core Trust (Delaware) at value
    (a).........................................................  $  106,990,217   $ 598,230,259   $  378,452,565
                                                                  --------------  ---------------  --------------
LIABILITIES:
  Dividends payable.............................................         108,196         922,603          308,440
  Payable to administrator (Note 3).............................          17,897          28,792           13,735
  Accrued expenses..............................................          32,783         199,020          166,355
                                                                  --------------  ---------------  --------------
Total Liabilities...............................................         158,876       1,150,415          488,530
                                                                  --------------  ---------------  --------------
NET ASSETS......................................................  $  106,831,341   $ 597,079,844   $  377,964,035
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------
COMPONENTS OF NET ASSETS:
  Paid in capital...............................................  $  106,820,449   $ 597,184,616   $  377,980,091
  Undistributed (distribution in excess of) net investment
    income......................................................           3,473         (34,793)              --
  Accumulated net realized gain (loss)..........................           7,419         (69,979)         (16,056)
                                                                  --------------  ---------------  --------------
NET ASSETS......................................................  $  106,831,341   $ 597,079,844   $  377,964,035
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------
NET ASSETS BY CLASS OF SHARES:
  Universal Shares..............................................  $           --   $ 229,663,080   $    9,370,065
  Institutional Shares..........................................      61,285,645     367,416,764      206,086,772
  Investor Shares...............................................      45,545,696              --      162,507,198
                                                                  --------------  ---------------  --------------
NET ASSETS......................................................  $  106,831,341   $ 597,079,844   $  377,964,035
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------
SHARES OF BENEFICIAL INTEREST:
  Universal Shares..............................................              --     229,723,891        9,369,996
  Institutional Shares..........................................      61,279,054     367,461,145      206,098,075
  Investor Shares...............................................      45,541,394              --      162,512,017
NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE PER
  SHARE)........................................................  $         1.00   $        1.00   $         1.00
(a) Cost of Investments.........................................  $  106,990,217   $ 598,230,259   $  378,452,565

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                         TREASURY      GOVERNMENT
                                                                           CASH           CASH            CASH
                                                                           FUND           FUND            FUND
                                                                       ------------  ---------------  ------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIOS OF CORE TRUST
 (DELAWARE)
  Interest income....................................................  $  2,385,794   $  15,517,500   $  8,454,696
  Net expenses.......................................................       (64,754)       (378,232)      (217,948)
                                                                       ------------  ---------------  ------------
  Net investment income allocated from Portfolios of Core Trust
    (Delaware) (Note 2)..............................................     2,321,040      15,139,268      8,236,748
                                                                       ------------  ---------------  ------------
EXPENSES:
  Administration (Note 3)............................................        21,729         135,987         73,912
  Transfer agent (Note 3)
    Universal Shares.................................................            --          63,367          6,762
    Institutional Shares.............................................        53,483         352,053        171,194
    Investor Shares..................................................        43,394              --        123,850
  Shareholder services (Note 3)......................................
    Institutional Shares.............................................        30,667         272,037        132,023
    Investor Shares..................................................        38,220              --         95,439
  Legal (Note 3).....................................................           698           6,535          1,562
  Audit..............................................................         1,101           2,883          1,268
  Trustees...........................................................         1,377           9,636          4,511
  Distribution--Investor Shares (Note 3).............................        48,017              --        148,999
  Registration.......................................................         5,165          11,959          6,020
  Reporting..........................................................           202           2,235          1,001
  Miscellaneous......................................................           906           4,855          1,886
                                                                       ------------  ---------------  ------------
Total expenses.......................................................       244,959         861,547        768,427
  Fees waived (Note 4)...............................................       (42,565)        (83,161)       (15,763)
                                                                       ------------  ---------------  ------------
Net expenses.........................................................       202,394         778,386        752,664
                                                                       ------------  ---------------  ------------
NET INVESTMENT INCOME................................................     2,118,646      14,360,882      7,484,084
                                                                       ------------  ---------------  ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIOS OF
 CORE TRUST (DELAWARE)...............................................         4,978         (41,998)         3,443
                                                                       ------------  ---------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $  2,123,624   $  14,318,884   $  7,487,527
                                                                       ------------  ---------------  ------------
                                                                       ------------  ---------------  ------------

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1997 AND THE SIX MONTHS ENDED FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                                          TREASURY       GOVERNMENT
                                                                            CASH            CASH            CASH
                                                                            FUND            FUND            FUND
                                                                        -------------  ---------------  -------------

NET ASSETS--August 31, 1996...........................................  $  83,240,154  $   505,623,107  $ 125,735,874
                                                                        -------------  ---------------  -------------
OPERATIONS:
  Net investment income...............................................      2,336,255       26,012,083      8,819,230
  Net realized gain (loss) on investments allocated from Portfolios of
    Core Trust (Delaware).............................................          2,441          (27,824)        (8,648)
                                                                        -------------  ---------------  -------------
    Net increase (decrease) in net assets resulting from operations...      2,338,696       25,984,259      8,810,582
                                                                        -------------  ---------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................             --      (13,169,327)      (295,284)
  Net investment income--Institutional Shares.........................     (1,812,820)     (12,841,956)    (5,826,021)
  Net investment income--Investor Shares..............................       (523,435)            (800)    (2,697,925)
  Net realized gain on investments--Universal Shares..................             --           (1,239)            --
  Net realized gain on investments--Institutional Shares..............             --           (1,352)            --
                                                                        -------------  ---------------  -------------
    Total distributions to shareholders...............................     (2,336,255)     (26,014,674)    (8,819,230)
                                                                        -------------  ---------------  -------------
CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares....................................             --    4,703,891,858    793,431,000
  Sale of shares--Institutional Shares................................    616,183,130    2,069,478,692    771,736,564
  Sale of shares--Investor Shares.....................................    119,376,333               --    571,922,876
  Reinvestment of distributions--Universal Shares.....................             --        7,159,556        311,720
  Reinvestment of distributions--Institutional Shares.................        273,560        8,379,532      2,475,428
  Reinvestment of distributions--Investor Shares......................        533,844            1,725      2,834,309
  Redemption of shares--Universal Shares..............................             --   (4,729,611,744)  (778,562,054)
  Redemption of shares--Institutional Shares..........................   (654,886,646)  (2,088,930,438)  (711,898,289)
  Redemption of shares--Investor Shares...............................    (93,774,543)        (395,138)  (531,004,291)
                                                                        -------------  ---------------  -------------
    Net increase (decrease) from capital transactions.................    (12,294,322)     (30,025,957)   121,247,263
                                                                        -------------  ---------------  -------------
    Net increase (decrease) in net assets.............................    (12,291,881)     (30,056,372)   121,238,615
                                                                        -------------  ---------------  -------------
NET ASSETS--August 31, 1997...........................................     70,948,273      475,566,735    246,974,489
                                                                        -------------  ---------------  -------------
OPERATIONS:
  Net investment income...............................................      2,118,646       14,360,882      7,484,084
  Net realized gain (loss) on investments allocated from Portfolios of
    Core Trust (Delaware).............................................          4,978          (41,998)         3,443
                                                                        -------------  ---------------  -------------
    Net increase (decrease) in net assets resulting from operations...      2,123,624       14,318,884      7,487,527
                                                                        -------------  ---------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................             --       (5,540,387)      (286,489)
  Net investment income--Institutional Shares.........................     (1,222,555)      (8,820,495)    (4,276,874)
  Net investment income--Investor Shares..............................       (896,091)              --     (2,920,721)
                                                                        -------------  ---------------  -------------
    Total distributions to shareholders...............................     (2,118,646)     (14,360,882)    (7,484,084)
                                                                        -------------  ---------------  -------------
CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares....................................             --    2,397,506,749    481,528,200
  Sale of shares--Institutional Shares................................    326,953,944    1,361,493,136    263,844,422
  Sale of shares--Investor Shares.....................................    118,810,383               --    636,373,650
  Reinvestment of distributions--Universal Shares.....................             --        2,659,776        286,489
  Reinvestment of distributions--Institutional Shares.................        474,325        5,115,415      1,960,152
  Reinvestment of distributions--Investor Shares......................        892,835               --      2,920,645
  Redemption of shares--Universal Shares..............................             --   (2,400,893,349)  (490,897,571)
  Redemption of shares--Institutional Shares..........................   (306,975,950)  (1,244,326,620)  (211,760,982)
  Redemption of shares--Investor Shares...............................   (104,277,447)              --   (553,268,902)
                                                                        -------------  ---------------  -------------
    Net increase (decrease) from capital transactions.................     35,878,090      121,555,107    130,986,103
                                                                        -------------  ---------------  -------------
    Net increase (decrease) in net assets.............................     35,883,068      121,513,109    130,989,546
                                                                        -------------  ---------------  -------------
NET ASSETS--February 28, 1998 (Unaudited).............................  $ 106,831,341  $   597,079,844  $ 377,964,035
                                                                        -------------  ---------------  -------------
                                                                        -------------  ---------------  -------------

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Following is selected data for a share of each class of each Fund outstanding during the periods indicated.

                                                                                                    RATIOS TO AVERAGE
                                                                                                        NET ASSETS
                                          BEGINNING                DISTRIBUTIONS                 ------------------------
                                          NET ASSET      NET         FROM NET      ENDING NET                     NET
                                          VALUE PER   INVESTMENT    INVESTMENT     ASSET VALUE                INVESTMENT
                                            SHARE       INCOME        INCOME        PER SHARE     EXPENSES      INCOME
                                          ---------   ----------   -------------   -----------   ----------   -----------

TREASURY CASH FUND
Institutional Shares
    Period Ended February 28, 1998
    (b).................................  $  1.00     $   0.03     $    (0.03)     $ 1.00         0.45%(c)      5.04%(c)
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.45%         4.89%
    Year Ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.45%         5.01%
    Year Ended August 31, 1995..........     1.00         0.05          (0.05)       1.00         0.42%         5.18%
    Year Ended August 31, 1994..........     1.00         0.03          (0.03)       1.00         0.42%         3.03%
    Period Ended August 31, 1993 (e)....     1.00           --             --        1.00         0.45%(c)      2.65%(c)
Investor Shares
    Period Ended February 28, 1998
    (b).................................     1.00         0.02          (0.02)       1.00         0.83%(c)      4.67%(c)
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.83%         4.55%
    Period Ended August 31, 1996 (e)....     1.00         0.04          (0.04)       1.00         0.83%(c)      4.50%(c)

GOVERNMENT CASH FUND
Universal Shares
    Period Ended February 28, 1998
    (b).................................     1.00         0.03          (0.03)       1.00         0.18%(c)      5.52%(c)
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.17%         5.35%
    Year Ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.19%         5.43%
    Year Ended August 31, 1995..........     1.00         0.06          (0.06)       1.00         0.24%         5.46%
    Year Ended August 31, 1994..........     1.00         0.04          (0.04)       1.00         0.28%         3.48%
    Period Ended August 31, 1993 (e)....     1.00         0.03          (0.03)       1.00         0.21%(c)      3.19%(c)
Institutional Shares
    Period Ended February 28, 1998
    (b).................................     1.00         0.03          (0.03)       1.00         0.57%(c)      5.14%(c)
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.57%         4.95%
    Year Ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.57%         5.06%
    Year Ended August 31, 1995..........     1.00         0.05          (0.05)       1.00         0.54%         5.39%
    Year Ended August 31, 1994..........     1.00         0.03          (0.03)       1.00         0.56%         3.45%
    Period Ended August 31, 1993 (e)....     1.00           --             --        1.00         0.53%(c)      2.91%(c)

CASH FUND
Universal Shares
    Period Ended February 28, 1998
    (b).................................     1.00         0.03          (0.03)       1.00         0.18%(c)      5.54%(c)
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.23%         5.32%
    Year Ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.27%         5.48%
    Year Ended August 31, 1995..........     1.00         0.06          (0.06)       1.00         0.27%         5.59%
    Year Ended August 31, 1994..........     1.00         0.04          (0.04)       1.00         0.27%         3.50%
    Period Ended August 31, 1993 (e)....     1.00         0.03          (0.03)       1.00         0.25%(c)      3.29%(c)
Institutional Shares
    Period Ended February 28, 1998
    (b).................................     1.00         0.03          (0.03)       1.00         0.57%(c)      5.15%(c)
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.57%         4.97%
    Year Ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.57%         5.10%
    Year Ended August 31, 1995..........     1.00         0.05          (0.05)       1.00         0.54%         5.33%
    Year Ended August 31, 1994..........     1.00         0.03          (0.03)       1.00         0.54%         3.43%
    Period Ended August 31, 1993 (e)....     1.00           --             --        1.00         0.53%(c)      2.94%(c)
Investor Shares
    Period Ended February 28, 1998
    (b).................................     1.00         0.02          (0.02)       1.00         0.83%(c)      4.90%(c)
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.83%         4.72%
    Year Ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.83%         4.68%
    Period Ended August 31, 1995 (e)....     1.00         0.01          (0.01)       1.00         0.84%(c)      5.32%(c)

                                                                     RATIO TO
                                                       NET ASSETS   AVERAGE NET
                                                       AT END OF      ASSETS
                                                         PERIOD     -----------
                                            TOTAL        (000'S        GROSS
                                            RETURN      OMITTED)    EXPENSES(A)
                                          ----------   ----------   -----------
TREASURY CASH FUND
Institutional Shares
    Period Ended February 28, 1998
    (b).................................   2.53%(d)    $ 61,286       0.63%(c)
    Year Ended August 31, 1997..........   4.98%         40,830       0.66%
    Year Ended August 31, 1996..........   5.15%         79,259       0.69%
    Year Ended August 31, 1995..........   5.28%         28,530       0.86%
    Year Ended August 31, 1994..........   3.11%         41,194       0.74%
    Period Ended August 31, 1993 (e)....   2.81%(c)      39,660       1.09%(c)
Investor Shares
    Period Ended February 28, 1998
    (b).................................   2.34%(d)      45,546       0.87%(c)
    Year Ended August 31, 1997..........   4.58%         30,118       0.97%
    Period Ended August 31, 1996 (e)....   4.00%          3,980       1.33%(c)
GOVERNMENT CASH FUND
Universal Shares
    Period Ended February 28, 1998
    (b).................................   2.77%(d)     229,663       0.26%(c)
    Year Ended August 31, 1997..........   5.49%        230,410       0.26%
    Year Ended August 31, 1996..........   5.59%        248,986       0.28%
    Year Ended August 31, 1995..........   5.78%        182,546       0.52%
    Year Ended August 31, 1994..........   3.64%        158,798       0.49%
    Period Ended August 31, 1993 (e)....   3.23%(c)     158,516       0.52%(c)
Institutional Shares
    Period Ended February 28, 1998
    (b).................................   2.57%(d)     367,417       0.57%(c)
    Year Ended August 31, 1997..........   5.06%        245,157       0.57%
    Year Ended August 31, 1996..........   5.18%        256,244       0.57%
    Year Ended August 31, 1995..........   5.46%        186,620       0.66%
    Year Ended August 31, 1994..........   3.35%         61,738       0.68%
    Period Ended August 31, 1993 (e)....   2.89%(c)      31,483       1.04%(c)
CASH FUND
Universal Shares
    Period Ended February 28, 1998
    (b).................................   2.78%(d)       9,370       0.34%(c)
    Year Ended August 31, 1997..........   5.43%         18,453       0.47%
    Year Ended August 31, 1996..........   5.53%          3,272       0.43%
    Year Ended August 31, 1995..........   5.75%         26,525       0.56%
    Year Ended August 31, 1994..........   3.69%         22,105       0.55%
    Period Ended August 31, 1993 (e)....   3.36%(c)      47,854       0.62%(c)
Institutional Shares
    Period Ended February 28, 1998
    (b).................................   2.58%(d)     206,087       0.58%(c)
    Year Ended August 31, 1997..........   5.07%        152,041       0.60%
    Year Ended August 31, 1996..........   5.22%         89,733       0.60%
    Year Ended August 31, 1995..........   5.23%         73,802       0.69%
    Year Ended August 31, 1994..........   3.40%         55,771       0.72%
    Period Ended August 31, 1993 (e)....   2.97%(c)      34,383       1.07%(c)
Investor Shares
    Period Ended February 28, 1998
    (b).................................   2.45%(d)     162,507       0.83%(c)
    Year Ended August 31, 1997..........   4.81%         76,480       0.85%
    Year Ended August 31, 1996..........   4.95%         32,731       0.96%
    Period Ended August 31, 1995 (e)....   5.14%(c)       4,665       3.76%(c)

(a) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and reimbursements for the Fund and its corresponding Portfolio.

(b) Unaudited.

(c) Annualized.

(d) Not annualized.

(e) See Note 1 for the date each share class commenced operations.

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") was formed as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares, Universal Shares, Institutional Shares and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding.

Treasury Cash Fund (Institutional Shares)              July 12, 1993
Treasury Cash Fund (Investor Shares)                October 25, 1995
Government Cash Fund (Universal Shares)             October 29, 1992
Government Cash Fund (Institutional Shares)            July 15, 1993
Cash Fund (Universal Shares)                        December 1, 1992
Cash Fund (Institutional Shares)                       July 15, 1993
Cash Fund (Investor Shares)                            June 16, 1995

The Trust previously offered Investor Shares of Government Cash Fund. As of September 17, 1996, there were no Government Cash Fund Investor Shares outstanding.

MASTER FEEDER ARRANGEMENT-Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of Core Trust (Delaware) ("Core Trust") which has the same investment objective and substantially similar policies as the Fund. Core Trust also is registered as an open-end, management investment company and the portfolios in which the Funds invest, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), are all diversified. The Funds account for their investment in a Portfolio as partnership investments. This is commonly referred to as a master-feeder arrangement. The financial statements of the Portfolios, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of February 28, 1998, the percentage of Treasury Cash Portfolio owned by Treasury Cash Fund was 63.6%; the percentage of Government Cash Portfolio owned by Government Cash Fund was 99.2%; and the percentage of Cash Portfolio owned by Cash Fund was 96.6%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION-Each Fund determines its net asset value per share as of 1:00 p.m., Pacific time, on each Fund business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to the Financial Statements of Core Trust.

INVESTMENT INCOME AND EXPENSES-Each Fund records daily its prorata share of its Portfolio's income, expenses and realized gain and loss. In addition, the Fund accrues its own expenses.

CLASS SPECIFIC EXPENSES-Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include shareholder service fees, transfer agent fees and

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
certain other expenses as determined by the Trust's Board of Trustees (the "Board"). Institutional Shares and Investor Shares incur shareholder service fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights.

FEDERAL TAXES-Each Fund intends to continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of February 28, 1998, certain of the Funds had capital loss carryovers available to offset future capital gains as follows:

Cash Fund (Expires 2003)....................  $  10,581
Cash Fund (Expires 2005)....................      8,527
Government Cash Fund (Expires 2005).........     27,824

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER-The investment adviser to each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Prior to January 2, 1998 Linden Asset Management, Inc. served as investment adviser to each Portfolio. Effective January 2, 1998, Forum Advisors, Inc. reorganized as Forum Advisors. A Fund may withdraw its investment from its Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so.

ADMINISTRATOR-The administrator of the Funds is Forum Administrative Services, LLC ("Forum"). For its administrative services and facilities, Forum receives from each Fund an administration fee at an annual rate of 0.05% of the average daily net assets of the Fund. In addition, certain legal expenses are charged to the Funds by Forum. For the period ended February 28, 1998, the respective amounts charged to Treasury Cash Fund, Government Cash Fund and Cash Fund were $88, $553 and $282. A previous management agreement in effect with Forum Financial Services, Inc. ("FFSI") during the period was identical in all material terms, including fees, to the current agreement with Forum.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGENTS-The transfer agent and dividend disbursing agent for the Funds is Forum Financial Corp. (the "Transfer Agent"). The Transfer Agent is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of each Fund and 0.05% of the average daily net assets of Universal Shares of each Fund, plus certain account and additional class charges.

The Trust has entered into a shareholder service agreement with respect to Institutional Shares and Investor Shares under which the Trust pays Forum a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of each Fund. Forum may pay any or all amounts of these payments to various institutions which provide shareholder servicing to their customers who hold Institutional Shares or Investor Shares.

DISTRIBUTOR-FFSI, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Act with respect to Investor Shares under which the Trust pays FFSI a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. FFSI may pay any or all

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (concluded)
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
amounts of these payments to various institutions which provide distribution or shareholder services for Investor Shares. The Plan obligates the Funds to pay FFSI as compensation for FFSI's services and not as reimbursement for certain expenses incurred.

NOTE 4. WAIVER OF FEES

Forum, FFSI and the Transfer Agent have voluntarily waived a portion of their fees. For the period ended February 28, 1998, fees waived were as follows:

                                                 ADMINISTRATION  DISTRIBUTION  TRANSFER    SHAREHOLDER
                                                      FEE            FEE       AGENT FEE   SERVICE FEE    TOTAL
                                                 --------------  -----------  -----------  -----------  ----------
Treasury Cash Fund
  Institutional Shares                             $       --     $      --    $  38,539    $      --   $   38,539
  Investor Shares                                          --         4,026           --           --        4,026
Government Cash Fund
  Universal Shares                                     33,047            --       50,114           --       83,161
  Institutional Shares                                     --            --           --           --           --
Cash Fund
  Universal Shares                                      1,768            --        6,762           --        8,530
  Institutional Shares                                     --            --           --        7,233        7,233
  Investor Shares                                          --            --           --           --           --

NOTE 5. SPECIAL MEETING OF SHAREHOLDERS

The following matter was submitted to a vote of shareholders of Treasury Cash Fund, Government Cash Fund and Cash Fund at a special meeting held December 12, 1997 and then continued on December 18, 1997: to approve a new Investment Advisory Agreement between Core Trust and Forum Advisors with respect to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio. Shares of each of the Funds were voted as follows: Treasury Cash Fund - 58,795,398 For; 215,956 Against; 0 Abstained; Government Cash Fund - 175,365,665 For; 0 Against; 1,714,095 Abstained; Cash Fund - 137,726,363 For; 3,000 Against; 5,210,719
Abstained.

                             CORE TRUST (DELAWARE)

                               SEMI-ANNUAL REPORT

                               FEBRUARY 28, 1998

                            Treasury Cash Portfolio
                           Government Cash Portfolio
                                 Cash Portfolio

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

TREASURY CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
U.S. TREASURY BILLS (A) (59.0%)
100,000,000   5.39%, 4/23/98                  $ 99,239,031
                                              ------------
REPURCHASE AGREEMENTS (41.0%)
 22,940,000   BancAmerica Robertson
                Stephens, 5.60%, 3/2/98, to
                be repurchased at
                $22,950,705; Collateralized
                by $22,830,000 UST Notes,
                6.75%, 6/30/99                  22,940,000
 23,000,000   Donaldson, Lufkin & Jenrette,
                Inc., 5.60%, 3/2/98, to be
                repurchased at $23,010,733;
                Collateralized by
                $44,443,000 UST Strips,
                0.00%, 2/15/09                  23,000,000
 23,000,000   Merrill Lynch & Co., Inc.,
                5.55%, 3/2/98 to be
                repurchased at $23,010,638;
                Collateralized by
                $23,285,000 UST Notes,
                6.00%, 8/13/99                  23,000,000
                                              ------------
Total Repurchase Agreements                     68,940,000
                                              ------------
Total Investments (100.0%)                    $168,179,031
                                              ------------
                                              ------------

(A) Annualized yields at time of purchase.

UST--U.S. Treasury

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

GOVERNMENT CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES (55.4%)
FEDERAL FARM CREDIT BANK (B) (3.0%)
 18,000,000   5.46%, 4/1/99.................  $ 18,000,000
                                              ------------
FEDERAL HOME LOAN BANK--DISCOUNT NOTES (A) (4.1%)
 25,000,000   5.71%, 3/23/98................    24,918,917
                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--DISCOUNT NOTES (A)
(24.9%)
100,000,000   5.77%, 3/12/98................    99,844,168
  8,644,000   5.76%, 3/30/98................     8,606,485
 41,287,000   5.75%, 4/24/98................    40,949,136
                                              ------------
Total Federal National Mortgage
  Association-- Discount Notes                 149,399,789
                                              ------------
SMALL BUSINESS ADMINISTRATION (B) (13.1%)
    367,225   Pool# 500545, 8.38%,
                3/25/03.....................       367,924
    359,182   Pool# 500746, 7.75%,
                11/25/01....................       359,182
  1,296,725   Pool# 501077, 7.00%,
                11/25/14....................     1,306,411
  2,502,148   Pool# 501308, 7.00%,
                10/25/15....................     2,558,171
  3,205,054   Pool# 501543, 6.88%,
                7/25/16.....................     3,217,801
    451,264   Pool# 501628, 8.38%,
                9/25/04.....................       451,264
  1,387,042   Pool# 501690, 6.63%,
                9/25/16.....................     1,397,388
  1,952,856   Pool# 501898, 6.75%,
                7/25/17.....................     1,961,585
  5,855,393   Pool# 502150, 6.50%,
                2/25/18.....................     5,948,530
    588,475   Pool# 502161, 6.50%,
                2/25/18.....................       590,794
  3,275,510   Pool# 502208, 6.50%,
                2/25/18.....................     3,326,146
  2,257,850   Pool# 502306, 6.50%,
                2/25/18.....................     2,293,855
  3,125,598   Pool# 502613, 6.50%,
                4/25/19.....................     3,125,598
  1,110,529   Pool# 503058, 6.38%,
                7/25/15.....................     1,110,529
  1,729,059   Pool# 503082, 6.38%,
                8/25/20.....................     1,729,059
  2,001,262   Pool# 503120, 6.38%,
                11/25/20....................     2,001,262
    469,061   Pool# 503121, 6.38%,
                8/25/15.....................       469,061
  2,824,681   Pool# 503232, 6.13%,
                12/25/15....................     2,824,681
  1,227,750   Pool# 503278, 6.13%,
                2/25/21.....................     1,227,725
  2,928,767   Pool# 503431, 6.25%,
                7/25/21.....................     2,930,488
  3,612,813   Pool# 503461, 6.25%,
                9/25/21.....................     3,614,944
  2,727,262   Pool# 503472, 6.25%,
                8/25/21.....................     2,728,851
  1,184,734   Pool# 503553, 6.13%,
                11/25/21....................     1,181,748
  5,085,129   Pool# 503671, 6.13%,
                3/25/22.....................     5,085,129
  1,890,426   Pool# 503754, 6.13%,
                5/25/22.....................     1,890,426
  1,205,692   Pool# 503780, 6.13%,
                3/25/22.....................     1,207,179
  5,201,281   Pool# 503882, 6.00%,
                9/25/22.....................     5,194,883
  4,399,525   Pool# 503892, 6.13%,
                7/25/22.....................     4,410,347
  5,973,557   Pool# 503909, 6.00%,
                10/25/22....................     5,969,872
  3,000,000   Pool# 504015, 6.00%,
                1/25/23.....................     2,999,066
  5,293,209   Pool# 504062, 6.00%,
                2/25/23.....................     5,293,209
                                              ------------
Total Small Business Administration             78,773,108
                                              ------------
STUDENT LOAN MARKETING ASSOCIATION (10.3%)
 57,050,000   5.68%, 6/18/98................    57,050,000
  5,000,000   5.49%, 1/13/99................     5,000,000
                                              ------------
Total Student Loan Marketing Association        62,050,000
                                              ------------
Total U.S. Government Securities               333,141,814
                                              ------------
REPURCHASE AGREEMENTS (42.7%)
101,650,000   BancAmerica Robertson
                Stephens, 5.66%, 3/2/98, to
                be repurchased at
                $101,697,945; Collateralized
                by; $15,850,000 multiple
                FFCB Discount Notes, 0.00%,
                4/28/98 to 5/8/98;
                $25,825,000 multiple FHLB
                Bonds, 5.05% to 6.03%,
                2/6/01 to 8/27/01;
                $12,000,000 FHLB Discount
                Notes, 0.00%, 5/1/98; and
                $50,000,000 UST Notes,
                5.63%, 12/31/99.............  $101,650,000
125,000,000   Bear Stearns & Co., Inc .,
                5.60%, 3/2/98, to be
                repurchased at $125,058,333;
                Collateralized by
                $50,000,000 FHLB 186 PO,
                0.00%, 7/15/27; $18,985,000
                FNMA 222 IO, 7.00%, 6/25/23;
                $32,505,000 FNMA 267 PO,
                0.00%, 10/25/24; $3,470,000
                FNMA 272 PO, 0.00%, 6/25/26;
                and $50,705,000 multiple
                FNMA 282 IO, 7.00%,
                9/1/25......................   125,000,000
 30,000,000   Smith Barney, 5.67%, 3/2/98,
                to be repurchased at
                $30,014,175; Collateralized
                by $41,769,000 FNMA 289-1,
                0.00%, 10/30/27.............    30,000,000
                                              ------------
Total Repurchase Agreements                    256,650,000
                                              ------------
SHORT-TERM INVESTMENTS (1.9%)
 11,331,000   Dreyfus Treasury Cash
                Management Fund                 11,331,000
                                              ------------
Total Investments (100.0%)                    $601,122,814
                                              ------------
                                              ------------

(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 28, 1998.

FFCB--Federal Farm Credit Bank

FHLB--Federal Home Loan Bank

FNMA--Federal National Mortgage Association

UST--U.S. Treasury

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
U.S. GOVERNMENT SECURITIES (24.6%)
FEDERAL HOME LOAN BANK--DISCOUNT NOTES (A) (15.4%)
 60,000,000   5.45%, 3/2/98.................  $ 60,000,000
                                              ------------
SMALL BUSINESS ADMINISTRATION (B) (9.2%)
    353,335   Pool# 500536, 7.50%,
                5/25/13.....................       359,357
    571,759   Pool# 500730, 8.38%,
                2/25/04.....................       582,432
     19,148   Pool# 501256, 7.45%,
                7/25/98.....................        19,148
  1,361,739   Pool# 501733, 6.50%,
                2/25/17.....................     1,385,325
  1,138,183   Pool# 501989, 6.63%,
                10/25/12....................     1,144,493
    428,693   Pool# 502914, 6.50%,
                3/25/15.....................       429,146
  1,876,244   Pool# 503121, 6.38%,
                8/25/15.....................     1,876,244
  5,597,145   Pool# 503429, 6.25%,
                6/25/16.....................     5,597,145
    903,203   Pool# 503461, 6.25%,
                9/25/21.....................       903,743
  4,364,747   Pool# 503553, 6.13%,
                11/25/21....................     4,353,095
  2,835,639   Pool# 503754, 6.13%,
                5/25/22.....................     2,835,639
  4,970,546   Pool# 503882, 6.00%,
                9/25/22.....................     4,964,424
  5,686,363   Pool# 503912, 6.00%,
                10/25/22....................     5,682,854
  5,731,247   Pool# 504015, 6.00%,
                1/25/23.....................     5,729,463
                                              ------------
Total Small Business Administration             35,862,508
                                              ------------
Total U.S. Government Securities                95,862,508
                                              ------------
BANK NOTES (B) (2.0%)
  8,000,000   Bankers Trust New York Corp.,
                5.66%, 7/21/98..............     7,999,063
                                              ------------
CERTIFICATES OF DEPOSITS (B) (1.0%)
  4,000,000   Bankers Trust New York Corp.,
                5.64%, 9/11/98..............     3,999,766
                                              ------------
COMMERCIAL PAPER (A) (25.3%)
 15,000,000   Associates Corp. of North
                America, 5.49%, 4/9/98......    14,913,075
  5,000,000   Ford Motor Credit Corp.,
                5.49%, 4/10/98..............     4,970,264
 15,000,000   General Electric Capital
                Corp., 5.52%, 4/6/98........    14,919,500
  8,000,000   International Lease Finance
                Corp., 5.41%, 6/18/98.......     7,870,160
  5,000,000   Merrill Lynch & Co., Inc.,
                5.46%, 5/19/98..............     4,940,850
 10,500,000   Monsanto Co., 5.41%,
                6/23/98.....................    10,321,696
 12,000,000   Morgan Stanley Dean Witter,
                5.58%, 6/16/98 (B)              12,000,000
 12,000,000   Prudential Funding, 5.68%,
                3/16/98.....................    11,973,493
 17,000,000   Salomon Smith Barney Holdings,
                5.45%, 5/15/98..............    16,809,553
                                              ------------
Total Commercial Paper                          98,718,591
                                              ------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
CORPORATE NOTES (7.9%)
  6,000,000   BancAmerica Robertson
                Stephens, 5.65%, 4/16/98....  $  6,000,000
 15,000,000   Bear Stearns & Co., Inc.,
                5.73%, 1/6/99...............    15,000,000
  5,000,000   Merrill Lynch & Co., Inc.,
                5.63%, 3/4/98...............     5,000,000
  5,000,000   Merrill Lynch & Co., Inc.,
                5.68%, 7/24/98..............     5,000,000
                                              ------------
Total Corporate Notes                           31,000,000
                                              ------------
REPURCHASE AGREEMENTS (35.6%)
 64,075,000   BancAmerica Robertson
                Stephens, 5.66%, 3/2/98, to
                be repurchased at
                $64,105,222; Collateralized
                by $66,000,000 multiple FNMA
                Discount Notes, 0.00%,
                3/12/98 to 8/24/98..........    64,075,000
 75,000,000   Bear Stearns & Co., Inc .,
                5.60%, 3/2/98, to be
                repurchased at $75,035,000;
                Collateralized by $4,921,664
                FHLMC 52 PC, 0.00%, 4/25/24;
                $17,800,000 FHLMC 1910 ZV,
                8.00%, 10/15/22; $14,846,000
                FHLMC 1933 PN, 0.00%,
                2/15/27; $7,815,000 FHLMC
                1967 PA, 0.00%, 12/15/23;
                $7,835,000 FHLMC 1976 PO,
                0.00%, 7/15/27; $11,464,000
                FHLMC 2003 BPG, 0.00%,
                10/17/27; $11,551,053 FHLMC
                2003 BPO, 0.00%, 10/17/27;
                $13,546,341 FHLMC 2003 B,
                0.00%, 10/15/27; and
                $2,380,000 FHLMC 2028 PO,
                0.00%, 1/15/28                  75,000,000
                                              ------------
Total Repurchase Agreements                    139,075,000
                                              ------------
SHORT-TERM INVESTMENTS (3.6%)
 14,140,000   Dreyfus Cash Management Plus
                Fund                            14,140,000
                                              ------------
Total Investments (100.0%)                    $390,794,928
                                              ------------
                                              ------------

(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 28, 1998.

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                     TREASURY       GOVERNMENT
                                                                       CASH            CASH             CASH
                                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                  --------------  ---------------  --------------
ASSETS:
  Investments: (Note 2)
    Securities at amortized cost................................  $   99,239,031   $ 344,472,814   $  251,719,928
    Repurchase agreements at amortized cost.....................      68,940,000     256,650,000      139,075,000
                                                                  --------------  ---------------  --------------
      Total investments at value................................     168,179,031     601,122,814      390,794,928

  Cash..........................................................          15,756          13,520           20,163
  Interest and other receivables................................           6,751       2,162,658        1,047,222
  Organization costs, net of amortization (Note 2)..............             598          10,974            2,968
                                                                  --------------  ---------------  --------------
Total Assets....................................................     168,202,136     603,309,966      391,865,281
                                                                  --------------  ---------------  --------------
LIABILITIES:
  Payable to adviser (Note 3)...................................           4,681          17,651           10,925
  Payable to administrator (Note 3).............................           5,929          23,311           14,428
  Accrued expenses and other liabilities........................           8,300          66,874           32,409
                                                                  --------------  ---------------  --------------

Total Liabilities...............................................          18,910         107,836           57,762
                                                                  --------------  ---------------  --------------

NET ASSETS......................................................  $  168,183,226   $ 603,202,130   $  391,807,519
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------
COMPONENTS OF NET ASSETS:
  Investors' capital............................................  $  168,183,226   $ 603,202,130   $  391,807,519
                                                                  --------------  ---------------  --------------

NET ASSETS......................................................  $  168,183,226   $ 603,202,130   $  391,807,519
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                       TREASURY      GOVERNMENT
                                                                         CASH           CASH            CASH
                                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                     ------------  ---------------  ------------
INVESTMENT INCOME:
  Interest income..................................................   $2,745,991    $  15,538,689    $8,776,150
                                                                     ------------  ---------------  ------------
EXPENSES:
  Investment advisory (Note 3).....................................       19,655          107,682        60,092
  Administration (Note 3)..........................................       25,035          136,511        76,452
  Custody..........................................................       12,518           68,255        38,226
  Accounting (Note 3)..............................................       21,735           24,000        24,000
  Legal (Note 3)...................................................        3,252            5,624         3,653
  Audit............................................................          792           24,935        17,644
  Trustees.........................................................          229            1,507           762
  Amortization of organization costs...............................          120            2,195           594
  Miscellaneous....................................................        1,507            8,039         4,808
                                                                     ------------  ---------------  ------------

Total expenses.....................................................       84,843          378,748       226,231
  Fees waived (Note 4).............................................      (10,258)              --            --
                                                                     ------------  ---------------  ------------
Net expenses.......................................................       74,585          378,748       226,231
                                                                     ------------  ---------------  ------------
NET INVESTMENT INCOME..............................................    2,671,406       15,159,941     8,549,919
                                                                     ------------  ---------------  ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD.......................        5,849          (41,998)        3,538
                                                                     ------------  ---------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............   $2,677,255    $  15,117,943    $8,553,457
                                                                     ------------  ---------------  ------------
                                                                     ------------  ---------------  ------------

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1997 AND THE SIX MONTHS ENDED FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                                 TREASURY         GOVERNMENT
                                                                   CASH              CASH              CASH
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------  -----------------  ---------------

NET ASSETS--August 31, 1996.................................  $    83,471,666  $     508,099,794  $   126,282,923
                                                              ---------------  -----------------  ---------------
OPERATIONS:
  Net investment income.....................................        2,525,129         27,216,340       10,105,993
  Net realized gain (loss) on investments sold..............            2,441            (27,824)          (8,648)
                                                              ---------------  -----------------  ---------------
    Net increase (decrease) in net assets resulting from
      operations............................................        2,527,570         27,188,516       10,097,345
                                                              ---------------  -----------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions.............................................      292,088,302      1,552,918,166      633,698,622
  Withdrawals...............................................     (306,985,018)    (1,611,437,731)    (510,587,879)
                                                              ---------------  -----------------  ---------------
    Net transactions in investors' beneficial interests.....      (14,896,716)       (58,519,565)     123,110,743
                                                              ---------------  -----------------  ---------------

    Net increase (decrease) in net assets...................      (12,369,146)       (31,331,049)     133,208,088
                                                              ---------------  -----------------  ---------------
NET ASSETS--August 31, 1997                                        71,102,520        476,768,745      259,491,011
                                                              ---------------  -----------------  ---------------

OPERATIONS:
  Net investment income.....................................        2,671,406         15,159,941        8,549,919
  Net realized gain (loss) on investments sold..............            5,849            (41,998)           3,538
                                                              ---------------  -----------------  ---------------
    Net increase (decrease) in net assets resulting from
      operations............................................        2,677,255         15,117,943        8,553,457
                                                              ---------------  -----------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions.............................................      235,362,177        876,396,178      479,088,723
  Withdrawals...............................................     (140,958,726)      (765,080,736)    (355,325,672)
                                                              ---------------  -----------------  ---------------
    Net transactions in investors' beneficial interests.....       94,403,451        111,315,442      123,763,051
                                                              ---------------  -----------------  ---------------

    Net increase (decrease) in net assets...................       97,080,706        126,433,385      132,316,508
                                                              ---------------  -----------------  ---------------
NET ASSETS--February 28, 1998 (Unaudited)...................  $   168,183,226  $     603,202,130  $   391,807,519
                                                              ---------------  -----------------  ---------------
                                                              ---------------  -----------------  ---------------

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has 21 separate investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively "the Portfolios"), each of which is diversified. The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end, management investment companies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Portfolios' financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Portfolios:

PORTFOLIO VALUATION-Each Portfolio's net asset value per share is calculated on each business day utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Net asset value per share is calculated at 1:00 p.m., Pacific Time. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS-The Portfolios may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price plus accrued interest. The investment adviser is responsible for determining the value of the underlying securities. In the event of default, the Portfolio could possibly have difficulties with the disposition of the underlying securities.

ORGANIZATIONAL COSTS-The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations. These costs were paid by Forum Financial Corp. and were reimbursed by the Portfolios.

FEDERAL TAXES-The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain, as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of a Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain has been distributed by the Portfolio.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment securities transactions are recorded on trade date. Interest income is accrued as earned. Realized gain and loss on investments sold are recorded on the basis of identified cost. The cost basis of investments for federal income tax purposes at February 28, 1998 is the same as for financial accounting purposes.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER-The investment adviser for each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Prior to January 2, 1998, Linden Asset Management, Inc. served as investment adviser to

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio. Effective January 2, 1998, Forum Advisors, Inc. reorganized as Forum Advisors. Forum Advisors receives an advisory fee from each Portfolio based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. The minimum total annual advisory fee is $50,000.

ADMINISTRATOR-The administrator of each Portfolio is Forum Administrative Services, LLC ("Forum"). For its administrative services and facilities, Forum receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of the Portfolio. In addition, certain legal expenses are charged to the Portfolios by Forum. For the period ended February 28, 1998, the respective amounts charged to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio were $48, $319 and $162.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services FAcS receives a fee from each Portfolio of the lesser of an annual rate of 0.05% of the average daily net assets of the Portfolio or $48,000 per year, plus additional amounts depending on the number and type of portfolio transactions and number of interest holders.

PLACEMENT AGENT-Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent.

NOTE 4. WAIVER OF FEES

For the six months ended February 28, 1998, Forum voluntarily waived administration fees for Treasury Cash Portfolio in the amount of $10,258.

NOTE 5. INCOME AND EXPENSE RATIOS

Portfolio income and expense ratios for the six months ended February 28, 1998 and previous fiscal periods are presented below. During certain periods, various fees were waived and expenses reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding waivers and reimbursements, if any.

                                                                                      RATIOS TO AVERAGE NET ASSETS
                                                                                  -------------------------------------
                                                                                                   NET
                                                                                               INVESTMENT      GROSS
                                                                                   EXPENSES      INCOME      EXPENSES
                                                                                  -----------  -----------  -----------
Treasury Cash Portfolio
  Period Ended February 28, 1998 (a)............................................       0.15%        5.34%        0.17%
  Year Ended August 31, 1997....................................................       0.15%        5.20%        0.18%
  Year Ended August 31, 1996....................................................       0.15%        5.30%        0.20%
Government Cash Portfolio
  Period Ended February 28, 1998 (a)............................................       0.14%        5.55%        0.14%
  Year Ended August 31, 1997....................................................       0.14%        5.38%        0.14%
  Year Ended August 31, 1996....................................................       0.14%        5.49%        0.14%
Cash Portfolio
  Period Ended February 28, 1998 (a)............................................       0.15%        5.59%        0.15%
  Year Ended August 31, 1997....................................................       0.15%        5.45%        0.15%
  Year Ended August 31, 1996....................................................       0.15%        5.50%        0.16%

(a) Annualized.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (concluded)
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 6. SPECIAL MEETING OF INTERESTHOLDERS

The following matter was submitted to a vote of interestholders of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio at a special meeting held December 12, 1997 and then continued on December 18, 1997: to approve a new Investment Advisory Agreement between Core Trust and Forum Advisors with respect to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio. Interests in each of the Portfolios were voted as follows: Treasury Cash Portfolio - 99.63% For; 0.37% Against; 0.00% Abstained; Government Cash Portfolio - 99.00% For; 1.00% Against; 0.00% Abstained; Cash Portfolio - 96.45% For; 3.55% Against; 0.00% Abstained.

18